UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2017
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION
21.	UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

The unaudited quarterly financial information for each of the quarters in the years ended December 31, 2017 and 2016 is presented below (dollars in thousands, except per share data):

	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Total revenues	$79,266	$79,832	$86,219	$107,934
Net income (loss)	$5,052	$2,880	$(12,504)	$7,170
Earnings (loss) per share — Basic	$0.16	$0.09	$(0.43)	$0.25
Earnings (loss) per share — Diluted	$0.16	$0.09	$(0.43)	$0.25

	March 31, 2016	June 30, 2016	September 30, 2016	December 31, 2016
Total revenues	$81,208	$77,934	$85,297	$100,600
Net income (loss)	$7,100	$4,677	$22,942	$(63,831)
Earnings (loss) per share — Basic	$0.21	$0.14	$0.70	$(1.98)
Earnings (loss) per share — Diluted	$0.21	$0.14	$0.70	$(1.98)